Outstanding Warrant Liability (Details Narrative) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		90 Months Ended
	Aug. 02, 2013	Oct. 19, 2009	Jan. 31, 2009	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012 Investor	Dec. 31, 2013	Dec. 31, 2009	Jan. 19, 2011	Jan. 31, 2011	Aug. 21, 2007	Dec. 31, 2013	Feb. 26, 2013	Dec. 04, 2012	Dec. 31, 2010	Dec. 31, 2008	Dec. 03, 2007	Jul. 13, 2007
Class of Warrant or Right [Line Items]
Common shares issued (in shares)	5,740,741
Gain (Loss) from change in fair value of warrant liability				$ 55	$ 400	$ (180)	$ 22,200	$ 0	$ 1,000	$ 2,516,000
Warrants no longer afforded equity treatment																			6,962,963
Warrants exercise price								$ 2.90	$ 0.00	$ 2.90					$ 2.90	$ 0.00	$ 0.00	$ 0.50		$ 2.9	$ 5.00
Cumulative effect of warrants reclassified			15,700,000
Reclassification of long term warrant liability			2,900,000
Number of private offerings									2
Cancellation of warrants		673,200
Cancellation of warrants value		220,000
Warrants issued	5,740,741
Gain on change in fair value of warrant liability		208,562						22,200		125,400
Remaining fair value of warrant liability		73,282								1,000
Loss on the retirements of warrants		146,718							0	(146,718)
Retirement of Aurarian warrants										220,000
Fair value of warrants								22,542	803,704	11,498
Period Two [Member]
Class of Warrant or Right [Line Items]
Warrants issued											326,800
Gain on change in fair value of warrant liability											117,468
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Common shares issued (in shares)												428,571	428,571
Gain (Loss) from change in fair value of warrant liability									11,498
Warrants exercise price													$ 0.55
Class B Warrants [Member]
Class of Warrant or Right [Line Items]
Common shares issued (in shares)														500,000
Warrants exercise price																				$ 6.32
Class Warrants [Member]
Class of Warrant or Right [Line Items]
Common shares issued (in shares)														500,000
Warrants exercise price																				$ 5.48
Warrant One [Member]
Class of Warrant or Right [Line Items]
Gain (Loss) from change in fair value of warrant liability									(1,000)						2,516,000
Warrants exercise price																			2.90
Fair value of warrants															$ 125,477
Warrant One [Member] | Period Two [Member]
Class of Warrant or Right [Line Items]
Warrants no longer afforded equity treatment			1,000,000
Warrant One [Member] | Period One [Member]
Class of Warrant or Right [Line Items]
Warrants no longer afforded equity treatment			5,962,563
December Two Thousand Seven [Member]
Class of Warrant or Right [Line Items]
Common shares issued (in shares)									5,740,741
August 2007 [Member]
Class of Warrant or Right [Line Items]
Common shares issued (in shares)									689,655
December Two Thousand Twelve [Member]
Class of Warrant or Right [Line Items]
Warrants no longer afforded equity treatment									5,962,963